RESTRICTED CASH, CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash (non-current)	$ 1,505	$ 1,528
Restricted cash (current)	0	0
Cash and cash equivalents	54,944	61,741	$ 207,342	$ 191,924
Total restricted cash, cash and cash equivalents	$ 56,449	$ 63,269